Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Components of Current and Deferred Income Taxes

The current and deferred components of income taxes appearing within the consolidated statements of operations for the year ended 2023 and 2024 are as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax expenses (benefits)	(753,437)	(713,307)

Current tax expenses	5,445	5,558
Deferred tax benefits	(8,655)	(8,644)
Total income tax expenses (benefits)	(3,210)	(3,086)

The components of loss before income tax expenses (benefits) and current and deferred components of income tax expenses (benefits) pursuant to the disclosure requirements of ASU 2023-09 for the year ended 2025 are as follows:

Year ended December 31,
2025
RMB
Loss before income tax expenses (benefits)
Domestic - PRC	(63,667)
Other jurisdictions	(28,855)
Total	(92,522)

Income tax expenses (benefits)
Current tax expenses (benefits)
Domestic - PRC	972
Other jurisdictions	(2,515)
Total current tax expenses (benefits)	(1,543)
Deferred tax expenses (benefits)
Domestic - PRC	1,435
Other jurisdictions	—
Total deferred tax expenses (benefits)	1,435
Total income tax expenses (benefits)
Domestic - PRC	2,407
Other jurisdictions	(2,515)
Total income tax expenses (benefits)	(108)

Schedule of Effective Income Tax Rate Reconciliation

The income tax expenses for each of the years ended December 31, 2023 and 2024 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income tax expense due to the following:

	Year ended December 31,
	2023	2024
PRC statutory income tax rate (i)	25%	25%
Permanent differences	(15)%	(18)%
Tax effect of different tax rate of different jurisdictions	0%	2%
Tax effect of Super Deduction and others	0%	0%
Changes in valuation allowance	(10)%	(9)%
Effective tax rates	0%	0%

Below is a tabular rate reconciliation pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025:

	Year ended December 31,
	2025
	RMB	%
Loss before income tax expenses	(92,522)
PRC statutory income tax rate (i)	(23,131)	25%
Tax credits
Effect of preferential tax rates	1,887	(2)%
Others	(978)	1%
Nontaxable and nondeductible items
Share-based compensation	14,758	(16)%
Other nontaxable and nondeductible items	(704)	1%
Changes in valuation allowances	1,640	(2)%
Other reconciling items	1,721	(2)%
Other jurisdictions tax effects
France
Statutory tax rate difference	(8,921)	9%
Changes in valuation allowances	24,148	(26)%
Others	165	(0)%
Cayman Island
Statutory tax rate difference	(10,057)	11%
Hong Kong
Statutory tax rate difference	1,886	(2)%
Others	1,197	(1)%
Singapore
Statutory tax rate difference	(1,658)	2%
Nontaxable capital transactions	(4,284)	5%
Others	761	(1)%
United States
Changes in valuation allowances	3,247	(4)%
Others	637	(1)%
Japan
Changes in valuation allowances	(1,647)	2%
Others	383	(0)%
Other jurisdictions	(1,158)	1%
Total income tax expenses (benefits)	(108)	0%

(i) The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Group's deferred tax assets were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Net operating loss carry forwards	708,089	656,267
Inventory valuation allowance	10,860	9,360
Accrued expenses and others	29,044	82,797
Total deferred tax assets	747,993	748,424
Less: valuation allowance	(746,612)	(746,989)
Deferred tax assets, net	1,381	1,435

The Group's deferred tax liability was as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Related to acquired intangible assets	92,678	88,702
Equity method investees	10,628	19,204
Total deferred tax liabilities	103,306	107,906

Movement of Valuation Allowance

Movement of valuation allowance

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	632,378	706,751	746,612
Additions	74,373	39,861	377
Balance at end of the year	706,751	746,612	746,989

Summary of Income Taxes Paid by Jurisdiction

Disclosed below is a summary of income taxes paid by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025:

Year ended December 31,
2025
RMB
Domestic - PRC	2,972
Other jurisdictions
United Kingdom	1,592
Japan	355
Other	(22)
Total	4,897